Financial instruments risk management (Schedule of Fair Value Hierarchy of Financial Instruments) (Details) ₪ in Thousands, $ in Thousands	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2022 ILS (₪)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 46,143	$ 12,722		₪ 44,113
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	102,163			116,762
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	0			0
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	₪ 46,143			₪ 44,113

[1]	Convenience Translation into US Dollars.